Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations 1 [Abstract]
Business Combinations	Business Combinations
Acquisition of Biotheus
On November 13, 2024, our subsidiary, BioNTech Collaborations GmbH, entered into an agreement and plan of merger, or the Merger Agreement, with Biotheus, a clinical-stage biotechnology company dedicated to the discovery and development of novel antibodies to address unmet medical needs of patients with oncological or inflammatory diseases, to acquire 100% of the issued share capital of Biotheus. The acquisition supports the global execution of our oncology strategy and provides full global rights to pumitamig (BNT327/BMS986545), an investigational PD-L1 x VEGF-A bispecific antibody, with potential to replace current checkpoint inhibitor standard of care treatments for solid tumors.
On January 31, 2025 we closed the acquisition, gaining full rights to Biotheus’ other pipeline candidates and its in-house bispecific antibody-drug conjugate capability. The acquisition has expanded our footprint in China, adding a local research and development hub to conduct clinical trials. In addition, we have gained a biologics manufacturing facility to contribute to our future global manufacturing and supply, and more than 300 Biotheus employees in R&D, manufacturing and enabling functions have joined the BioNTech workforce.
Since the completion of the acquisition took place in January 2025, we performed an allocation of the total consideration and the underlying assets acquired and liabilities assumed based on their fair values using the information available as of the acquisition date. The total consideration and the fair values determined in accordance with IFRS 3 of the identified net assets acquired of Biotheus as of January 31, 2025, are as follows:

Fair value recognized on acquisition
(in millions €)	Biotheus

Assets
Intangible assets	172.8
Property, plant and equipment	70.7
Cash and cash equivalents	122.4
Other assets non-current and current	20.6
Total assets	386.5

Liabilities
Non-current liabilities	36.3
Current liabilities	55.1
Total liabilities	91.4

Total identifiable net assets at fair value	295.1

Bargain from the acquisition	(15.0)
Total consideration	280.1

Consideration
Total purchase price	847.4
Upfront payment	767.8
Contingent consideration (milestones)	79.6
Payments in connection with pre-existing relationships	(567.3)
Total consideration	280.1
Upon closing and under the terms of the agreement, we paid Biotheus shareholders an upfront payment of
€767.8 million in cash. Furthermore, we agreed to pay additional performance-based contingent payments, if certain milestones are met. At the acquisition date, the contingent consideration was recognized at its fair value of €79.6 million based on discounted cash flow projections in connection with performance-based contingent payments. The lower end of the bandwidth of possible outcomes of the contingent consideration is zero, and the upper limit is €144.3 million. The performance-based payments will be paid if certain milestones are met.
Under the terms of the agreement, we also transferred ADSs to eligible shareholders who will provide services to the Group. Under IFRS 3, this is considered remuneration and will be recognized as equity-settled share-based payment, based on the grant date fair value (€49.2 million) as personnel expense over a four-year service period.
The purchase price is mainly allocated to the settlement of our pre-existing relationship in connection with the
License and Collaboration Agreement with Biotheus entered into in November 2023, which comprised exclusive rights to the development, manufacturing and commercialization of BNT327/PM8002 ex-Greater China. The amount is separated from the remaining purchase price to be transferred for the acquired business of Biotheus and amounts to €565.1 million. This amount for the settlement of the pre-existing relationship is identified based on the fair value of the settled rights of Biotheus in connection with contingent payments in relation to the
License and Collaboration Agreement, including development, regulatory and sales milestones and royalties.
This fair value was determined using a Discounted Cash flow model based on a business plan for the compound, using an appropriate WACC. The fair value of these rights is recorded as subsequent acquisition cost to our BNT327/PM8002 ex-Greater China rights. As the requirements under IAS 12 for the initial recognition exemption are fulfilled, we did not record a correspondent deferred tax liability. We did not identify a gain or a loss in connection with the settlement of the pre-existing relationship.
The consideration for the acquired business of Biotheus is allocated to net assets acquired, which mainly include identified intangible assets in connection with Biotheus’ BNT327/PM8002 Greater China rights and other clinical pipeline candidates, property, plant and equipment, cash and liabilities assumed. The fair values of the BNT327/
PM8002 Greater China rights and other clinical pipeline candidates were determined based on the direct cash flow approach and amount to €167.7 million.
A bargain purchase of €15.0 million was recognized in other operating income, which results from the separation of the identified amount in connection with the settlement of the pre-existing relationships and the application of the initial recognition exemption under IAS 12.
Transaction costs of €6.9 million were expensed and are included in general and administrative expenses.
Since the acquisition, Biotheus’ impact on our revenue has been €8.4 million and the net loss for the period was
€61.8 million. If the combination had taken place at the beginning of the year, there would have been no significant change for revenues and net loss for the combined group. See our Consolidated Statements of Profit or Loss for the respective figures for the year ended December 31, 2025.
Acquisition of CureVac
On June 12, 2025, we and CureVac N.V. entered into a definitive Purchase Agreement pursuant to which we acquired CureVac, a clinical-stage biotech company developing a novel class of transformative medicines in oncology and infectious diseases based on messenger ribonucleic acid (mRNA). With the successful acquisition, we intend to further complement the capabilities and proprietary technologies in mRNA design, delivery formulations, and mRNA manufacturing. The acquisition builds on our proven track record and established position in the global mRNA industry and supports the execution of the our oncology strategy.
On December 3, 2025 we announced that 184,071,410 shares of CureVac N.V., representing approximately
81.74% of CureVac’s issued and outstanding shares, were validly tendered and not properly withdrawn prior to the expiration of the initial offering period. As a result, the minimum condition for the exchange offer was satisfied, and all validly tendered shares were accepted. All closing conditions including customary closing conditions, regulatory approvals and conditions related to the completion of the post-offer reorganization had been satisfied. On December 15, 2025 the acquisition of CureVac N.V. closed and on December 18, 2025 a subsequent offering period of the exchange offer for all outstanding shares of CureVac expired. In total, 86.75%
of CureVac shares were tendered. We completed the compulsory acquisition of the remaining CureVac shares at the beginning of January 2026 as part of the previously announced post-offer reorganization (back-end measures). For Accounting purposes, all steps of the tender process are treated as a single linked transaction in which control was obtained in December 2025. Accordingly, CureVac N.V. is accounted for as acquired in
December 2025. Based on this approach, we present 100% ownership of CureVac N.V. as of the acquisition date and as of December 31, 2025 accordingly.
Since the completion of the closing took place in December 2025, we performed a preliminary allocation of the total consideration and the underlying assets acquired and liabilities assumed based on their fair values using the information available as of the acquisition date. Due to the complexity of the transaction, this allocation is still preliminary and is subject to change. The total consideration and the fair values determined in accordance with
IFRS 3 of the identified net assets acquired of CureVac as of the acquisition date are as follows:

Fair value recognized on acquisition
(in millions €)	CureVac

Assets
Intangible assets	240.3
Property, plant and equipment and right-of-use assets	116.3
Cash and cash equivalents	264.5
Other assets non-current and current	26.3
Total assets	647.4

Liabilities
Non-current liabilities	43.5
Current liabilities	213.6
Total liabilities	257.1

Total identifiable net assets at fair value	390.3

Goodwill from the acquisition	10.6
Total consideration	400.9

Consideration
Fair value of shares transferred	1,001.1
thereof fair value of shares from first and second offer period transferred	868.4
thereof fair value of shares for the back-end measures	132.7
Cash paid (fractional shares)	0.1
Effects in connection with pre-existing relationships	(600.3)
Total consideration	400.9
The total consideration comprises 12,075,629 ADSs measured at fair value as of the acquisition date, which amounts to €1,001.1 million (including back-end measures). The final exchange ratio (which was fixed on
November 25, 2025) was 0.05363 of a BioNTech ADS for each CureVac share. The share price used for measuring the fair value amounts to $96.73 (€82.90; calculated using the exchange rate of 0.86). As of
December 31, 2025, 10,475,287 shares (see Note 15) amounting to €868.4 million have been transferred while
€132.7 million have been disclosed as an obligation to issue share capital, representing the amount of the back-
end measures.
Due to the existence of pre-existing relationships, the consideration was adjusted to reflect the settlement of the transactions separate from the business combination. These relationships resulted from contractual and non-
contractual relationships (see Note 18 for non-contractual relationships). In total, €600.3 million was excluded from the business combination, of which €488.9 million effectively settled outstanding balances recognized in current liabilities from contractual relationships with CureVac and €111.4 million reflects the settlement of the non-contractual relationship recognized in other operating expenses in our consolidated statements of profit or loss.
Deferred tax liabilities relating to temporary differences of the assets acquired in the business combination were recognized in an amount of €13.8 million. In line with the deferred tax liabilities assumed, deferred tax assets relating to temporary differences and tax loss carry forwards which existed as of the acquisition date were recognized. The deferred tax assets and liabilities were offset to the extent that the conditions for offsetting were fulfilled.
The goodwill mainly represents the at-market component of the existing license agreements, which is represented as the intragroup transaction after closing, as well as know-how and skills of the acquired businesses’ workforce.
The goodwill is allocated in full to the CGU immunotherapies and is not tax deductible.
The total amount of acquisition-related transaction costs were €9.6 million. Transaction costs of €7.6 million were expensed and are included in general and administrative expenses. Expenses of €2.0 million have been deducted from equity in connection with the capital increase.
Since the acquisition, CureVac’s impact on our revenue and profit for the period has been immaterial. If the combination had taken place at the beginning of the year, revenue for the combined group would have been
€2,915.6 million and net loss for the Group would have been €1,329.1 million.